Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $57,289 and $59,852, respectively, includes $0 and $3,194, respectively, relating to variable interest entities)	$ 59,899	$ 62,121
Equity securities available-for-sale, at estimated fair value (cost: $280 and $432, respectively, includes $0 and $48, respectively, relating to variable interest entities)	300	457
Mortgage loans (net of valuation allowances of $40 and $36, respectively; includes $136 and $172, respectively, at estimated fair value, relating to variable interest entities)	9,290	7,404
Policy loans	1,093	1,266
Real Estate Investments, Net	215	628
Other limited partnership interests	1,639	1,846
Short-term investments, principally at estimated fair value (includes $344 and $35, respectively, relating to variable interest entities)	1,272	1,796
Other invested assets, principally at estimated fair value (includes $0 and $50, respectively, relating to variable interest entities)	5,029	6,129
Total investments	78,737	81,647
Cash and cash equivalents, principally at estimated fair value (includes $3,078 and $47, respectively, relating to variable interest entities)	5,057	1,507
Accrued investment income (includes $1 and $1, respectively, relating to variable interest entities)	668	585
Premiums, reinsurance and other receivables	13,853	18,104
Deferred policy acquisition costs and value of business acquired	6,339	5,777
Current income tax recoverable	736	226
Goodwill	0	381
Other assets, principally at estimated fair value	689	862
Separate account assets	105,346	106,527
Total assets	211,425	215,616
Liabilities
Future policy benefits	32,752	30,508
Policyholder account balances	36,579	36,725
Other policy-related balances	2,712	2,802
Payables for collateral under securities loaned and other transactions	7,371	10,622
Long-term debt (includes $23 and $48, respectively, at estimated fair value, relating to variable interest entities)	1,904	1,936
Deferred income tax liability	2,451	3,935
Other liabilities (includes $1 and $1, respectively, relating to variable interest entities)	5,445	3,925
Separate account liabilities	105,346	106,527
Total liabilities	194,560	196,980
Contingencies, Commitments and Guarantees (Note 16)
Stockholder’s Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and outstanding	75	75
Additional paid-in capital	18,461	16,850
Retained earnings (deficit)	(2,919)	117
Accumulated other comprehensive income (loss)	1,248	1,594
Total stockholder’s equity	16,865	18,636
Total liabilities and stockholder’s equity	$ 211,425	$ 215,616